Revenue (Details) - Schedule of contract assets - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Contract Assets
Deferred contract costs	$ 11,051	$ 6,633
Unbilled receivables	655	346
Total	$ 11,706	$ 6,979